FAIR VALUE DISCLOSURES (TABLES)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures Tables [Abstract]
Fair Value By Balance Sheet Grouping Text Block
Fair Value Measurements

	Level 1	Level 2	Level 3	Total

	(In Millions)
December 31, 2014
Assets:
Investments:
Fixed maturity Securities, available-for-sale:
Corporate	$-	$793	$8	$801
U.S. Treasury, government and agency	-	27	-	27
States and political subdivisions	-	6	-	6
Commercial mortgage-backed	-	-	26	26
Redeemable preferred stock	10	8	-	18
Subtotal	10	834	34	878
Other equity investments	1	-	-	1
Options	-	26	-	26
Cash equivalents	42	-	-	42
Separate Accounts' assets	1,794	15	-	1,809
Total Assets	$1,847	$875	$34	$2,756

Liabilities:
MSO and IUL indexed features’ liability	$-	$26	$-	$26
Total Liabilities	$-	$26	$-	$26

December 31, 2013
Assets:
Investments:
Fixed maturity Securities, available-for-sale:
Corporate	$-	$624	$9	$633
U.S. Treasury, government and agency	-	34	-	34
States and political subdivisions	-	6	-	6
Foreign governments	-	-	-	-
Commercial mortgage-backed	-	-	24	24
Redeemable preferred stock	8	8	-	16
Subtotal	8	672	33	713
Other equity investments	1	-	-	1
Options	-	14	-	14
Cash equivalents	127	-	-	127
GMIB reinsurance contracts	-	-	-	-
Separate Accounts' assets	1,823	15	-	1,838
Total Assets	$1,959	$701	$33	$2,693

Liabilities:
MSO and IUL indexed features’ liability	$-	$14	$-	$14
Total Liabilities	$-	$14	$-	$14

Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation Text Block
Level 3 Instruments
Fair Value Measurements

		Commercial		GMIB
		Mortgage-	Asset-	Reinsurance
	Corporate	backed	backed	Contracts

	(In Millions)

Balance, January 1, 2014	$9	$24	$-	$-
Total gains (losses), realized and unrealized, included in:
Earnings (loss) as:
Investment gains (losses), net	(1)	(11)	-	-
Other comprehensive income (loss)	1	13	-	-
Sales	(1)	-	-	-
Balance, December 31, 2014	$8	$26	$-	$-

Balance, January 1, 2013	$35	$35	$6	$7
Total gains (losses), realized and unrealized included in:
Earnings (loss) as:
Investment gains (losses), net	2	(9)	2	-
Increase (decrease) in the fair value of
reinsurance contracts	-	-	-	(7)
Other comprehensive income (loss)	(2)	(1)	(2)	-
Sales	(26)	(1)	(6)	-
Balance, December 31, 2013	$9	$24	$-	$-

Balance, January 1, 2012	$34	$29	$5	$9
Total gains (losses), realized and unrealized included in:
Earnings (loss) as:
Investment gains (losses), net	1	(7)	-	-
Increase (decrease) in the fair value of
reinsurance contracts	-	-	-	(2)
Other comprehensive income (loss)	-	13	1	-
Sales	(3)	-	-	-
Transfers into Level 3(1)	3	-	-	-
Balance, December 31, 2012	$35	$35	$6	$7

Fair Value Assets Unrealized Gains Losses By Category For Level 3 Assets And Liabilities Still Held [Table Text Block]

OCI

(In Millions)
Level 3 Instruments
Full Year 2014
Still Held at December 31, 2014:
Change in unrealized gains (losses):
Fixed maturity securities, available-for-sale:
Corporate	$1
Commercial mortgage-backed	12
Total	$13

Level 3 Instruments
Full Year 2013
Still Held at December 31, 2013:
Change in unrealized gains (losses):
Fixed maturity securities, available-for-sale:
Commercial mortgage-backed	$(2)
Total	$(2)

Fair Value Disclosure Financial Instruments Not Carried At Fair Value [Table Text Block]

	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total

	(In Millions)
December 31, 2014
Policyholders liabilities: Investment contracts	$6	$-	$-	$6	$6
Policy Loans	151	-	-	184	184

December 31, 2013
Mortgage loans on real estate	$28	$-	$-	$28	$28
Policyholders liabilities: Investment contracts	193	-	-	196	196
Policy Loans	142	-	-	174	174